Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Assets Acquired and Liabilities Assumed in Acquisition, Including Recast Adjustments

A summary of the assets acquired and liabilities assumed in the Genala acquisition is as follows:

	As Recorded by Genala	Fair Value Adjustments		As Recorded by the Company(1)
	(Dollars in thousands)
Assets acquired:
Cash and due from banks	$41,938	$—		$41,938
Investment securities	85,291	2,344	a	87,635
Loans and leases	43,401	(3,785	) b	39,616
Allowance for loan losses	(1,247)	1,247	b	—
Premises and equipment	426	590	c	1,016
Foreclosed assets	652	(342	) d	310
Accrued interest receivable	1,220	—		1,220
Intangible assets	—	1,656	e	1,656
Other	482	(26	) f	456

Total assets acquired	172,163	1,684		173,847

Liabilities assumed:
Deposits	142,652	882	g	143,534
Accrued interest payable and other liabilities	391	—		391

Total liabilities assumed	143,043	882		143,925

Net assets acquired	$29,120	$802		29,922

Consideration paid:
Cash				(13,396)
Common stock				(14,123)

Total consideration paid				(27,519)

Pre-tax gain				$2,403

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Genala acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities, including certain investment securities classified by Genala as held to maturity.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio and to eliminate the recorded allowance for loan losses.
c-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the premises and equipment acquired.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets.
e-	Adjustment reflects the fair value adjustment for core deposit intangibles recorded as a result of the acquisition.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets to estimated fair value.
g-	Adjustment reflects the fair value adjustment based on the Company’s evaluation of the acquired deposits.

A summary of the assets acquired and liabilities assumed in the Oglethorpe acquisition, including recast adjustments, is as follows:

	January 14, 2011
	As Recorded by Oglethorpe	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$14,710	$—		$—	$14,710
Purchased non-covered loans	6,532	(3,447	) b	—	3,085
Covered loans	154,018	(73,342	) b	758	81,434
FDIC loss share receivable	—	52,395	c	(1,292)	51,103
Foreclosed assets covered by FDIC loss share agreements	16,554	(9,410	) d	(59)	7,085
Core deposit intangible	—	401	e	—	401
Other assets	1,054	(621	) f	726	1,159

Total assets acquired	192,868	(34,024)		133	158,977

Liabilities assumed:
Deposits	195,067	—	i	—	195,067
FDIC clawback payable	—	924	h	133	1,057
Other liabilities	333	100	f	—	433

Total liabilities assumed	195,400	1,024		133	196,557

Net assets acquired	(2,532)	$(35,048)		$—	(37,580)

Asset discount bid	(38,000)

Cash received from FDIC	$40,532				40,532

Pre-tax gain					$2,952

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Oglethorpe acquisition.

A summary of the assets acquired and liabilities assumed in the First Choice acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by First Choice	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$38,018	$—		$—	$38,018
Investment securities AFS	4,588	(20	) a	—	4,568
Purchased non-covered loans	1,973	(419	) b	—	1,554
Covered loans	246,451	(96,557	) b	(1,382)	148,512
FDIC loss share receivable	—	59,544	c	460	60,004
Foreclosed assets covered by
FDIC loss share agreements	2,773	(1,102	) d	—	1,671
Core deposit intangible	—	495	e	—	495
Other assets	931	(861	) f	884	954

Total assets acquired	294,734	(38,920)		(38)	255,776

Liabilities assumed:
Deposits	293,344	—	i	—	293,344
FHLB-Atlanta advances	4,000	—	g	—	4,000
FDIC clawback payable	—	930	h	(38)	892
Other liabilities	478	100	f	—	578

Total liabilities assumed	297,822	1,030		(38)	298,814

Net assets acquired	(3,088)	$(39,950)		$—	(43,038)

Asset discount bid	(42,900)

Cash received from FDIC	$45,988				45,988

Pre-tax gain					$2,950

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.

A summary of the assets acquired and liabilities assumed in the Park Avenue acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by Park Avenue	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$66,825	$—		$—	$66,825
Investment securities AFS	132,737	(947	) a	—	131,790
Purchased non-covered loans	23,664	(5,968	) b	—	17,696
Covered loans	408,069	(145,152	) b	1,380	264,297
FDIC loss share receivable	—	113,683	c	2,571	116,254
Foreclosed assets covered by FDIC loss share agreements	91,442	(59,812	) d	(450)	31,180
Core deposit intangible	—	5,063	e	—	5,063
Other assets	5,012	(2,035	) f	(1,799)	1,178

Total assets acquired	727,749	(95,168)		1,702	634,283

Liabilities assumed:
Deposits	626,321	—	i	—	626,321
FHLB-Atlanta advances	84,260	4,559	g	—	88,819
FDIC clawback payable	—	14,868	h	77	14,945
Other liabilities	1,588	500	f	1,625	3,713

Total liabilities assumed	712,169	19,927		1,702	733,798

Net assets acquired	15,580	$(115,095)		$—	(99,515)

Asset discount bid	(174,900)

Cash received from FDIC	$159,320				159,320

Pre-tax gain					$59,805

(1)	Represents the Day 1 Fair Values of the assets acquired and liabilities assumed in the Park Avenue acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities AFS.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio.
c-	Adjustment reflects the estimated fair value of payments the Company expects to receive from the FDIC under the loss share agreements.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets covered by FDIC loss share agreements.
e-	Adjustment reflects the estimated fair value of the core deposit intangible.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets and other liabilities to estimated fair value.
g-	Adjustment reflects the amount of the prepayment penalty, if any, assessed on early payoff of FHLB- Atlanta advances.
h-	Adjustment reflects the estimated fair value of payments the Company expects to make to the FDIC under the clawback provisions of the loss share agreements at the conclusion of the term of the loss share agreements.
i-	Because the Company reset deposit rates for these assumed deposits, as provided for under the purchase and assumption agreements, to reflect an appropriate market rate of interest, there was no fair value adjustment for such assumed deposits.

Summary of Supplemental Pro-forma Information

The following unaudited supplemental pro-forma information is presented to show the estimated results as if Genala had been acquired as of January 1, 2012, adjusted for any potential costs savings.

Year Ended December 31, 2012
(Dollars in thousands, except per share amounts)
Net interest income (unaudited)	$180,600
Net income (unaudited)	$79,800
EPS - Diluted (unaudited)	$2.26

Summary of Financial Statement Captions Impacted by Recast Adjustments

The following is a summary of those financial statement captions that have been impacted by these recast adjustments.

	As Previously Reported	Recast Adjustments	As Recast
	(Dollars in thousands)
December 31, 2011:
Covered loans	$806,924	$(2)	$806,922
FDIC loss share receivable	278,263	782	279,045
Other assets	32,495	884	33,379
FDIC clawback payable	24,606	39	24,645
Accrued interest payable and other liabilities	43,882	1,625	45,507